                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811 -02979

Morgan Stanley Tax-Exempt Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                    10020
         (Address of principal executive offices)               (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY TAX-EXEMPT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS o March 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                       COUPON      MATURITY
       THOUSANDS                                                                        RATE         DATE                VALUE
---------------------------------------------------------------------------------------------------------------------------------

                     TAX-EXEMPT MUNICIPAL BONDS (95.9%)
                     General Obligation  (8.3%)
                     North Slope Borough, Alaska,
            $3,000       Ser 2000 B (MBIA)                                              0.00%       06/30/09           $2,655,390
             9,500       Ser 1999 A (MBIA)                                              0.00        06/30/10            8,068,540
            25,000       Ser 2000 B (MBIA)                                              0.00        06/30/11           20,380,000
             5,000   California, Various Purpose Dtd 04/01/02                           6.00        04/01/19            5,788,300
             4,000   Connecticut, College Savings 1989 Ser A                            0.00        07/01/08            3,693,880
                     Chicago, Illinois,
             5,000       Refg Ser 1995 A-2 (Ambac)                                      6.25        01/01/14            5,712,550
             2,000       Refg 2001 A (MBIA)                                             0.00#       01/01/17            1,711,000
             4,280   Chicago Park District, Illinois, Ser 2004 A (Ambac)                5.00        01/01/26            4,445,251
             2,000   Massachusetts School Building Authority, Dedicated Sale Tax
                         Ser A                                                          5.00        08/15/30            2,093,600
             3,000   Clark County, Nevada, Transportation Ser 1992 A (Ambac)            6.50        06/01/17            3,582,270
             9,355   Nassau County, New York, Tobacco Settlement Corp Ser A-3 (WI)      5.00        06/01/35            9,061,440
             2,000   New York City, New York, 2005 Ser G                                5.00        12/01/25            2,071,720
             5,000   New York State, Refg Ser 1995 B                                    5.70        08/15/10            5,058,350
            10,000   South-Western City School District, Ohio, Ser 1999 (Ambac)         4.75        12/01/19           10,209,800
                     Pennsylvania,
             5,000       RITES PA - 1112 A (MBIA)                                       6.03[+/+]   01/01/18            5,516,350
             5,000       RITES PA - 1112 B (MBIA)                                       6.03[+/+]   01/01/19            5,662,000
             -----                                                                                                      ---------
            99,135                                                                                                     95,710,441
            ------                                                                                                     ----------

                     Educational Facilities Revenue (4.7%)
             4,000   California Public Works Board, University of California
                         1993 Refg Ser A                                                5.50        06/01/21            4,002,720
             1,000   University of Idaho, Student Fee Ser H (FGIC)                      5.25        04/01/31            1,052,210
             2,000   Maryland Health & Educational Facilities Authority, The Johns
                         Hopkins University Refg Ser 1998                              5.125        07/01/20            2,092,900
                     New York State Dormitory Authority,
             5,000       City University Ser 2000 A (Ambac)                            6.125        07/01/13            5,503,850
             2,000       State University 1990 Ser                                      7.50        05/15/13            2,409,080
             5,000       State University 1993 Ser                                      5.25        05/15/15            5,371,850
             7,800       State University Ser 2000 B                                   5.375        05/15/23            8,382,114
            11,000   North Carolina Capital Facilities Finance Agency, Duke
                         Ser 2005 A                                                     5.00        10/01/41           11,379,280
             2,000   University of North Carolina at Wilmington, Student Housing
                         University Ser 2005 COPs (FGIC)                                5.00        06/01/31            2,070,520
             3,280   Texas State University, Ser 1998 A (FSA)                          5.125        03/15/18            3,358,687
             3,500   University of Texas, Ser 2004 D                                    5.00        08/15/25            3,644,305
                     University of West Virginia,
             2,000       Ser C 2004 (FGIC)                                              5.00        10/01/27            2,085,060
             2,000       Ser C 2004 (FGIC)                                              5.00        10/01/28            2,086,500
             -----                                                                                                      ---------
            50,580                                                                                                     53,439,076
            ------                                                                                                     ----------

                     Electric Revenue  (13.0%)
                     Salt River Project Agricultural Improvement & Power District,
                         Arizona,
            25,000       Refg 1993 Ser C (Secondary MBIA)                               5.50        01/01/10           26,583,250
             2,500       Refg 2002 Ser A                                                5.25        01/01/19            2,669,675
             9,000   Southern California Public Power Authority, Mead-Adelanto
                         1994 A (Ambac)                                                 6.67[+/+]   07/01/15           10,535,490
            15,000   Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)       5.375        11/15/20           16,187,850
             9,420   Georgia Municipal Electric Power Authority,  Fifth Ser
                         (Secondary MBIA)                                               6.50        01/01/17           11,000,488
             4,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)     5.00        01/01/32            4,132,840
             3,050   Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)     5.00        09/01/27            3,176,362
             5,000   Long Island Power Authority, New York, Ser 2000 A (FSA)            0.00        06/01/17            3,107,800

                     North Carolina Municipal Power Agency,
             5,000       Catawba Ser 1998 A (MBIA)                                      5.50        01/01/15            5,496,500
             4,000       Catawba Ser 2003 A (MBIA)                                      5.25        01/01/19            4,262,520
            15,000   Puerto Rico Electric Power Authority, Power Ser O                  0.00        07/01/17            9,218,100
             5,000   South Carolina Public Service Authority, Refg Ser 2002 D (FSA)     5.00        01/01/21            5,217,750
             8,000   Memphis, Tennessee, Ser 2003 A (MBIA)                              5.00        12/01/17            8,413,200
            10,105   Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)           5.75        07/01/19           10,543,759
             3,000   Chelan County Public Utility District #1, Washington, Hydro
                         Ser 1997 A (AMT)                                               5.60        07/01/32            3,082,080
                     Grant County Public Utility District #2, Washington,
             5,000       Refg Ser 2001 H (FSA)                                         5.375        01/01/18            5,324,600
             5,000       Wanapum Hydro Refg Ser A 2005                                  5.00        01/01/38            5,136,950
             7,330   Seattle Municipal Light & Power, Washington, Impr & Refg Ser
                         2001 (FSA)                                                     5.50        03/01/18            7,817,738
             3,000   Washington Public Power Supply System, Project #2
                         Refg Ser 1994 A (FGIC)                                         0.00        07/01/09            2,652,840
             5,000   Wisconsin Public Power Inc, Power Supply Ser 2005 A (Ambac)        5.00        07/01/37            5,162,250
             -----                                                                                                      ---------
           148,405                                                                                                    149,722,042
           -------                                                                                                    -----------

                     Hospital Revenue  (9.7%)
             2,220   Birmingham-Carraway Special Care Facilities Financing Authority,
                         Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)    5.875        08/15/15            2,268,107
                     Glendale Industrial Development Authority, Arizona,
             3,250       John C Lincoln Health Network Ser 2005 B                       5.25        12/01/23            3,388,645
             2,250       John C Lincoln Health Network Ser 2005 B                       5.25        12/01/25            2,335,365
             2,000   University of Arkansas, UAMS Campus Ser 2004 B (MBIA)              5.00        11/01/34            2,074,080
                     California Statewide Community Development Authority,
             5,000       Adventist Healthwest 2005 Ser A                                5.00        03/01/30            5,059,000
             2,500       Huntington Memorial Hospital Ser 2005                          5.00        07/01/35            2,548,975
             3,560   Loma Linda, California, Loma Linda University Medical Center
                         Ser 2005 A                                                     5.00        12/01/22            3,632,268
             3,000   Highlands County Health Facilities Authority, Florida, Adventist
                         Health/Sunbelt Refg Ser 2005 B                                 5.00        11/15/30            3,035,250
             5,000   Illinois Health Facilities Authority, Loyola University Health
                         Ser 2001 A                                                     6.00        07/01/21            5,288,150
             4,595   Indiana Health & Educational Facility Financing Authority
                         Clarian Health Ser A                                           5.25        02/15/40            4,698,479
             5,980   Indiana Health Facilities Authority, Community Health
                         Ser 2005 A (Ambac)                                             5.00        05/01/25            6,214,237
             6,000   Maryland Health & Higher Educational Facilities Authority,
                         Medstar Health Refg Ser 2004                                   5.50        08/15/33            6,263,280
            10,000   Missouri Health & Educational Facilities Authority,
                         Barnes-Jewish /Christian Health Ser 1993 A                     5.25        05/15/14           10,669,700
                     Henderson, Nevada,
             7,760       Catholic Health West 1998 Ser A                               5.375        07/01/26            7,921,563
             2,000       Catholic Health West 1998 Ser A                               5.125        07/01/28            2,020,360
                     New Jersey Health Care Facilities Financing Authority,
             9,000       Robert Wood Johnson University Hospital Ser 2000               5.75        07/01/25            9,535,320
             2,000       St Barnabas Health Refg Ser 1998 B (MBIA)                      5.25        07/01/18            2,088,420
            10,000   New York State Dormitory Authority, Memorial Sloan-Kettering
                         Cancer Center 2003 Ser I                                       5.00        07/01/34           10,255,900
             3,000   Erie County, Ohio,  Firelands Regional Medical Center Ser 2002    5.625        08/15/32            3,118,920
             5,000   Lorain County, Ohio, Catholic Health Ser 9 2001 A                  5.25        10/01/33            5,192,800
             5,000   Lehigh County General Purpose Authority, Pennsylvania,
                         St Luke's of Bethlehem Hospital Ser A 2003                    5.375        08/15/33            5,149,850
               465   South Carolina Jobs Economic Development Authority, Palmetto
                         Health Alliance Refg Ser 2003 C                               6.875        08/01/27              535,647
             5,000   North Central Texas Health Facilities Development Corporation,
                         University Medical Center Inc Ser 1997 (FSA)                   5.45        04/01/15            5,151,050
             2,500   Wisconsin Health & Educational Facility Authority,
             -----       Marshfield Clinic Ser A                                       5.375        02/15/34            2,592,700
                                                                                                                        ---------
           107,080                                                                                                    111,038,066
           -------                                                                                                    -----------

                     Industrial Development/Pollution Control Revenue  (8.7%)
             3,000   California County Tobacco Securitization Agency                   0.00#        06/01/28            2,352,210
                         Tobacco Settlement Authority, Iowa,

             5,000       Ser 2005 C                                                    5.375        06/01/38            5,024,750
             7,000       Ser 2005 C                                                     5.50        06/01/42            7,092,470
            10,000   Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)        5.65        09/01/29           10,376,200
                     New Jersey Economic Development Authority,
             6,000       Continental Airlines Inc Ser 1999 (AMT)++                     6.625        09/15/12            6,188,340
             4,000       Continental Airlines Inc Ser 1999 (AMT)                        6.25        09/15/19            3,996,240
                     New York City Industrial Development Agency, New York,
             6,000       7 World Trade Center, LLC Ser A                                6.25        03/01/15            6,318,900
             5,000       7 World Trade Center, LLC Ser A                                6.50        03/01/35            5,284,500
            14,000       American Airlines Inc Ser 2005 (AMT)                          7.625        08/01/25           15,386,700
             7,000   Tsasc Inc, Ser 2006-1                                             5.125        06/01/42            6,808,690
             3,000   Westchester Tobacco Asset Securitization Corporation,             5.125        06/01/38            2,930,460
                         New York, Ser 2005
             5,000   Brazos River Authority, Texas, Texas Utilities Electric Co
                         Ser 1999 C (AMT)                                               7.70        03/01/32            5,876,350
            10,000   Sabine River Authority, Texas, Texas Utilities Electric Co
                         Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)              5.75        05/01/30           10,557,700
             1,000   Tobacco Settlement Financing Corporation, Virginia, Ser 2005       5.50        06/01/26            1,026,340
            10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13           10,093,900
            ------                                                                                                     ----------
            96,000                                                                                                     99,313,750
            ------                                                                                                     ----------

                     Mortgage Revenue - Multi-Family  (0.3%)
             3,487   New York City Housing Development Corporation, New York,
             -----       Ruppert Project - FHA Ins Sec 223F                             6.50        11/15/18            3,666,030
                                                                                                                        ---------

                     Mortgage Revenue - Single Family  (1.3%)
             6,040   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)              6.00        06/01/27            6,203,865
             1,920   California Housing Finance Agency, Home 1983 Ser B                 0.00        08/01/15              884,813
                     Colorado Housing & Finance Authority,
               115       1997 Ser B-2 (AMT)                                             7.00        05/01/26              115,455
               300       1998 Ser A-2 (AMT)                                             6.60        05/01/28              310,050
               235       1997 Ser C-2 (AMT)                                            6.875        11/01/28              238,819
             1,605   Hawaii Housing Finance & Development Corporation, Purchase
                         1997 Ser A (AMT)                                               5.75        07/01/30            1,617,021
                     Chicago, Illinois,
                20       GNMA-Backed Ser 1997 A (AMT)                                   7.25        09/01/28               20,116
                80       GNMA-Backed Ser 1997 B (AMT)                                   6.95        09/01/28               80,424
                 5   Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)        7.125        06/01/25                5,005
                     Missouri Housing Development Commission,
               260       Homeownership 1996 Ser C (AMT)                                 7.45        09/01/27              263,487
                90       Homeownership 1997 Ser A-2 ( AMT)                              7.30        03/01/28               91,157
               545       Homeownership 1997 Ser C-1                                     6.55        09/01/28              561,873
                85       Homeownership 1998 Ser B-2 (AMT)                               6.40        03/01/29               88,043
               250       Homeownership Ser 2000 B-1 (AMT)                               7.45        09/01/31              252,733
               655   New Hampshire Housing Finance Authority, Mortgage Acquisition
                         2000 Ser B (AMT)                                               6.70        07/01/29              659,264
             3,810   Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)        6.10        09/01/28            3,838,004
             -----                                                                                                      ---------
            16,015                                                                                                     15,230,129
            ------                                                                                                     ----------

                     Nursing & Health Related Facilities Revenue  (0.2%)
               200   Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003                       6.50#       01/01/29              198,800
               405   Kentucky Economic Development Financing Authority,
                         AHF/Kentucky-Iowa Inc Ser 2003                                 6.50#       01/01/29              407,155
             1,710   Chester County Industrial Development Authority, Pennsylvania,
             -----       RHA/PA Nursing Home Inc Ser 1989                               8.50        05/01/32            1,726,006
                                                                                                                        ---------
             2,315                                                                                                      2,331,961
             -----                                                                                                      ---------

                     Public Facilities Revenue (2.5%)
             3,710   Jefferson County, Alabama, School Ser 2004-A                       5.25        01/01/23            3,907,446
             2,000   North City West School Facilities Authority, California,
                         Community District #1 Special Tax Ser 1995 B (FSA)             6.00        09/01/19            2,059,520
             2,500   Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)                  5.50        10/01/17            2,694,375
             2,500   Miami-Dade County, Florida, Ser 2005 (MBIA)                        0.00#       10/01/35            2,188,675
             3,495   Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)              6.25        12/15/20            4,125,044

             3,000   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax
                         Refg Ser 2004 A (FSA)                                          5.00        07/01/37            3,088,680
             5,000   Ohio Building Authority, 2001 Ser A (FSA)                          5.50        10/01/18            5,383,600
             5,000   Charleston Educational Excellence Financing Corporation,
             -----       South Carolina,  Charleston County School District
                          Ser 2005                                                      5.25        12/01/30            5,247,000
                                                                                                                        ---------
            27,205                                                                                                     28,694,340
            ------                                                                                                     ----------
                     Recreational Facilities Revenue (2.5%)
             1,650   Metropolitan Football Stadium District, Colorado, Sales Tax
                         Ser 1999 A (MBIA)                                              0.00        01/01/11            1,374,071
             9,000   Mashantucket (Western) Pequot Tribe, Connecticut,
                         Special 1997 Ser B (a)                                         5.75        09/01/27            9,241,830
            20,000   Metropolitan Pier & Exposition Authority, Illinois, Refg
                         Ser 2002 B (MBIA)                                              0.00#       06/15/22           12,329,200
             5,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            5,259,450
             -----                                                                                                      ---------
            35,650                                                                                                     28,204,551
            ------                                                                                                     ----------

                     Resource Recovery Revenue (0.5%)
             5,000   Northeast Maryland Waste Disposal Authority, Montgomery
             -----       County Ser 2003 (AMT) (Ambac)                                  5.50        04/01/16            5,339,150
                                                                                                                        ---------

                     Retirement & Life Care Facilities Revenue  (1.1%)
                     Riverside County Public Financing Authority, California,
             2,000       Air Force Village West Inc COPs                                5.75        05/15/19            2,073,080
             3,900       Air Force Village West Inc COPs                                5.80        05/15/29            4,013,100
             2,000   Montgomery County, Pennsylvania, White Marsh Ser 2005             6.125        02/01/28            2,120,800
             5,000   Lubbock Health Facilities Development Corporation, Texas,
             -----       Carillon Senior Life Care Ser 2005 A                          6.625        07/01/36            4,934,400
                                                                                                                        ---------
            12,900                                                                                                     13,141,380
            ------                                                                                                     ----------

                     Tax Allocation Revenue  (0.7%)
             5,000   Rosemead Redevelopment Agency, California, Project #1
                         Ser 1993 A                                                     5.60        10/01/33            5,002,800
             3,000   United Government of Wyandotte County/Kansas City, Kansas,
             -----       Area B Refg Ser 2005                                           5.00        12/01/20            3,079,650
                                                                                                                        ---------
             8,000                                                                                                      8,082,450
             -----                                                                                                      ---------

                     Transportation Facilities Revenue  (19.8%)
             5,000   California Infrastructure & Economic Development Bank, Bay Area
                         Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)    5.00        07/01/36            5,166,900
            10,000   Foothill/Eastern Transportation Corridor Agency, California,
                         Ser 1999                                                       0.00#       01/15/27            8,702,300
             5,000   San Francisco Bay Area Rapid Transit District, California, Sales
                         Tax Ser 1998 (Ambac)                                           4.75        07/01/23            5,074,600
                     E-470 Public Highway Authority, Colorado,
            20,000       Ser 1997 B (MBIA)                                              0.00        09/01/14           14,000,000
             5,000       Ser 1997 B (MBIA)                                              0.00        09/01/16            3,166,750
            10,000   Metropolitan Washington Airport Authority, District of             5.50        10/01/27           10,653,300
                         Columbia & Virginia, Ser 2001A (AMT) (MBIA) +++
             8,500   Jacksonville, Florida, Transportation Ser 2001 (MBIA)              5.00        10/01/26            8,740,465
             7,540   Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
                         Refg Ser 1993 A (Ambac)                                        5.85        10/01/13            7,982,975
                     Atlanta, Georgia,
             5,000       Airport Ser 2000 A (FGIC)                                     5.875        01/01/17            5,397,950
             5,000       Airport Passenger Facilities Charge Ser 2004 C (FSA)           5.00        01/01/33            5,140,850
             4,000       Airport Passenger Facilities Charge Ser 2004 J (FSA)           5.00        01/01/34            4,115,360
             3,460   Hawaii, Airport 2000 Ser B (AMT) (FGIC)                           6.625        07/01/17            3,828,559
             5,000   Chicago, Illinois, O' Hare International Airport Ser 2005 A (MBIA) 5.25        01/01/24            5,352,100
             6,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)   5.75        06/01/21            6,965,220
                     Kentucky Turnpike Authority,
             9,000       Economic Development Road Refg Ser 1995 (Ambac)                6.50        07/01/08            9,547,650
            30,000       Resource Recovery Road 1987 Ser A                              5.00        07/01/08           30,143,100
                     Massachusetts Turnpike Authority,
               935       Metropolitan Highway ROLS RRII RS36 (MBIA)                   10.006++      01/01/37              985,995
             7,145       Western 1997 Ser A (MBIA)                                      5.55        01/01/17            7,481,244
             4,140   Missouri Highways & Transportation Commission, Ser A 2001         5.125        02/01/19            4,369,397

             5,000   Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)       5.50        07/01/23            5,353,500
             5,000   Nevada Department of Business & Industry, Las Vegas Monorail
                         1st Tier Ser 2000 (Ambac)                                     5.375        01/01/40            5,205,050
                     New Jersey Turnpike Authority,
            10,000       Ser 2003 A (FGIC)                                              5.00        01/01/27           10,377,800
             3,000       Ser 2003 A (Ambac)                                             5.00        01/01/30            3,107,670
             6,595   Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)      6.375        07/01/15            6,936,555
                     Metropolitan Transportation Authority, New York,
             1,460       Service Contract Ser 2002 A (MBIA)                             5.50        01/01/20            1,587,940
             5,000       Service Contract Ser 2002 B (MBIA)                             5.50        07/01/24            5,405,050
            10,000       Transportation Refg Ser 2002 A (Ambac)                         5.50        11/15/18           10,913,200
            10,000   Puerto Rico Highway & Transportation Authority, Refg Ser X         5.50        07/01/15           10,835,700
            10,000   Dallas Fort Worth International Airport, Texas, Ser A (AMT) (FSA)  5.25        11/01/24           10,408,500
             4,735   Harris County, Texas, Sr Lien Toll Road Ser A                      5.25        08/15/35            4,949,732
             5,000   Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)           5.875        07/01/17            5,331,550
             -----                                                                                                      ---------
           226,510                                                                                                    227,226,962
           -------                                                                                                    -----------

                     Water & Sewer Revenue  (13.8%)
             2,000   Phoenix Civic Improvement Corporation, Arizona, Wastewater
                         Ser 2004 (MBIA)                                                5.00        07/01/27            2,082,840
             3,230   Camarillo Public Finance Authority, California, Wastewater
                         Ser 2005 (Ambac)                                               5.00        06/01/36            3,372,475
               795   San Francisco Public Utilities Commission, California,
                         Water 1996 Ser A                                               5.00        11/01/21              805,820
             4,000   Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)              5.00        11/01/24            4,177,160
                     Augusta, Georgia,
             5,000       Water & Sewer Ser 2000 (FSA)                                   5.25        10/01/26            5,281,050
             3,000       Water & Sewer Ser 2004 A (FSA)                                 5.25        10/01/39            3,182,490
             5,000   Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)           4.75        01/01/28            5,038,900
             8,000   Indiana Bond Bank, Revolving Fund Ser 2001A                       5.375        02/01/19            8,672,640
             2,695   Indianapolis Local Public Improvement Bank, Indiana, Water
                         Works Ser 2002 A (MBIA)                                       5.125        07/01/27            2,794,445
             5,000   Louisville & Jefferson County Metropolitan Sewer District,
                         Kentucky, Ser 1998 A (FGIC)                                    4.75        05/15/28            5,037,900
             6,000   Boston Water & Sewer Commission, Massachusetts,
                         1998 Ser D (FGIC)                                              4.75        11/01/22            6,082,620
             4,925   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)          5.25        07/01/33            5,187,158
             9,000   Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)    5.00        12/01/19            9,517,410
             5,000   New York City Municipal Water Finance Authority, New York,
                         Water & Sewer 2005 Ser B (Ambac)                               5.00        06/15/28            5,212,850
             2,740   North Dakota Water Commission, Water Development
                         2005 Ser B (MBIA)                                              5.00        08/01/24            2,876,342
             2,725   Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)           5.00        01/01/23            2,802,417
             5,000   Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)         5.25        06/01/28            5,329,250
                     Metropolitan Government of Nashville & Davidson
                         County, Tennessee,
             2,000       Refg 1986                                                      5.50        01/01/16            2,007,660
             5,000       Refg Ser 1998 A (FGIC)                                         4.75        01/01/22            5,071,650
                35   Austin, Texas,  Water & Wastewater Ser A (FSA)                     5.75        05/15/17               38,021
                     Houston, Texas,
            20,000       Combined Utility, First Lien Refg Ser 2004 A (FSA)             5.25        05/15/22           21,339,400
             5,000       Combined Utility, First Lien Refg 2004 Ser A (MBIA)            5.25        05/15/25            5,320,750
                     San Antonio, Texas,
             1,000       Water & Refg Ser 2002 (FSA)                                    5.50        05/15/19            1,081,480
             5,000       Water & Refg Ser 2002 (FSA)                                    5.00        05/15/28            5,136,250
             5,000   Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)      5.375        03/01/16            5,417,000
             1,300   Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)              5.375        08/01/24            1,382,888
            10,000   Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)           5.00        01/15/33           10,279,900
                     Seattle, Washington,
            10,000       Water Refg 2003 (MBIA)                                         5.00        09/01/20           10,482,200
            10,000       Water Refg 2003 (MBIA)                                         5.00        09/01/23           10,427,200
             3,000   West Virginia Water Development Authority, Loan Program IV
             -----       Ser 2005 A (FSA)                                               5.00        11/01/44            3,098,160
                                                                                                                        ---------
           151,445                                                                                                    158,536,326
           -------                                                                                                    -----------

                     Other Revenue  (5.2%)
            10,000   California Economic Recovery, Ser 2004 A                           5.00        07/01/16           10,565,700
                     Golden State Tobacco Securitization Corporation, California,
             4,000       Enhanced Asset-Backed Ser 2005 A (Ambac)                       5.00        06/01/29            4,101,000
             8,000       Enhanced Asset-Backed Ser 2005 A                               5.00        06/01/45            8,137,760
                     New Jersey Economic Development Authority,
             2,000       Cigarette Tax Ser 2004                                         5.50        06/15/31            2,057,660
             2,500       Cigarette Tax Ser 2004                                         5.75        06/15/34            2,623,875
                     New York City Transitional Finance Authority, New York,
             7,000       Refg 2003 Ser D (MBIA)                                         5.25        02/01/21            7,460,950
             8,000       Refg 2003 Ser A                                                5.50        11/01/26            8,630,560
             5,000   New York Local Government Assistance Corporation, Ser 1993 C       5.50        04/01/17            5,527,950
            10,000   Sales Tax Asset Receivable Corporation, New York,
            ------       2005 Ser A (Ambac)                                             5.00        10/15/29           10,462,900
                                                                                                                       ----------
            56,500                                                                                                     59,568,355
            ------                                                                                                     ----------

                     Refunded  (3.6%)
             2,500   Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)               6.875        10/01/22            3,227,375
             8,000   Hawaii, 1999 Ser CT (FSA)                                         5.875        09/01/09+           8,633,280
             2,100   Massachusetts, Health & Educational Facilities Authority,
                         Malden Hospital - FHA Ins Mtge Ser A                           5.00        08/01/10+           2,150,337
             7,000   New Jersey Highway Authority, Senior Parkway 1999 Ser             5.625        01/01/10+           7,539,840
            11,660   New York State Dormitory Authority, Suffolk County Judicial
                         Ser 1986 (ETM)                                                7.375        07/01/16           13,911,429
             5,000   Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)              5.00        06/01/15            5,321,050
             -----                                                                                                      ---------
            36,260                                                                                                      40,783,311
            ------                                                                                                      ----------

         1,073,132   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $1,034,862,277)                                          1,100,028,320
         ---------                                                                                                   -------------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (2.9%)
             5,000   California, Ser 2004 A-2 (Demand 04/03/06)                         3.04*       05/01/34            5,000,000
               100   Newport Beach, Hoag Memorial Hospital Presbyterian 1992 Ser
                         (Demand 04/03/06)                                              3.11*       10/01/22              100,000
             4,875   Illinois Health Facilities Authority, University of Chicago
                         Hospitals Ser 1998 (MBIA)(Demand 04/03/06)                     3.18*       08/01/26            4,875,000
             2,300   Indiana Health Facility Financing Authority, Clarian Health
                         Obligated Group Ser 2000 B (Demand 04/03/06)                   3.20*       03/01/30            2,300,000
             8,000   New York City Transitional Finance Authority, New York, Recovery
                         Fiscal 2003 Ser 3 Subser 3E (Demand 04/03/06)                  3.16*       11/01/22            8,000,000
             4,100   Philadelphia Hospitals & Higher Education Facilities Authority,
                         Pennsylvania, Children's Hospital of Philadelphia Ser 2002 B
                         (Demand 04/03/06)                                              3.14*       07/01/25            4,100,000
                     Harris County Health Facilities Development Corporation, Texas,
             7,800       Methodist Hospital System Ser 2005 B (Demand 04/03/06)         3.17*       02/15/31            7,800,000
               800       St Luke's Episcopal Hospital Ser 2001 B (Demand 04/03/06)      3.17*       12/01/32              800,000
               ---                                                                                                        -------
            32,975   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $32,975,000)                              32,975,000
            ------                                                                                                     ----------

        $1,106,107   TOTAL INVESTMENTS (Cost $1,067,837,277) (b) (c)                                   98.8%        1,133,003,320
        ==========
                     OTHER ASSETS IN EXCESS OF LIABILITIES                                              1.2            13,977,649
                                                                                                        ---            ----------

                     NET ASSETS                                                                       100.0%       $1,146,980,969
                                                                                                      ======       ==============

------------------------
       AMT       Alternative Minimum Tax.
       COPs      Certificates of Participation.
       ETM       Escrowed to maturity.
      RITES      Residual Interest Tax-Exempt Securities (Illiquid securities).
       ROLS      Reset Option Longs.
        WI       Security purchased on a when-issued basis.
        +        Prerefunded to call date shown.
        ++       A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                 $260,000.
       +++       Joint exemption in locations shown.

     [+/+]        Current coupon rate for inverse floating rate municipal
                  obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $12,164,345 which represents 1.1 % of net assets.
        #         Security is a "step-up" bond where the coupon increases on a predetermined future date.
        *         Current coupon of variable rate demand obligation.
       (a)        Resale is restricted to qualified institutional investors.
       (b)        Securities have been designated as collateral in an amount equal to $72,067,848 in connection with open futures contracts and the purchase of a when-issued security.
       (c)        The aggregate cost for federal income tax purposes
                  approximates the aggregate cost for book purposes. The
                  aggregate gross unrealized appreciation is $66,481,571 and the aggregate gross unrealized depreciation is $1,315,528, resulting in net unrealized appreciation of $65,166,043.

Bond Insurance:
---------------
    Ambac         Ambac Assurance Corporation.
  Connie Lee      Connie Lee Insurance Company - A wholly owned subsidiary of
                  Ambac Assurance Corporation.
     FHA          Federal Housing Administration.
     FGIC         Financial Guaranty Insurance Company.
     FSA          Financial Security Assurance Inc.
     MBIA         Municipal Bond Investors Assurance Corporation.

Futures Contracts Open at March 31, 2006:

                                                   DESCRIPTION,                        UNDERLYING
NUMBER OF                                         DELIVERY MONTH                       FACE AMOUNT                UNREALIZED
CONTRACTS             LONG/SHORT                     AND YEAR                           AT VALUE                 APPRECIATION
----------------    ---------------    --------------------------------------     ----------------------     --------------------

      500               Short                U.S. Treasury Notes 5yr                 $(52,218,750)                $291,595
                                                     June 2006

      100               Short                U.S. Treasury Notes 10yr                 (10,639,063)                 115,350
                                                     June 2006                                               --------------------

                                             Total Unrealized Appreciation..............................          $406,945
                                                                                                             ====================

                        Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama                                                  0.5%
Alaska                                                   3.3
Arizona                                                  3.2
Arkansas                                                 0.2
California                                               8.6
Colorado                                                 3.1
Connecticut                                              1.1
District of Columbia                                     0.9
Florida                                                  2.4
Georgia                                                  3.8
Hawaii                                                   1.2
Idaho                                                    0.1
Illinois                                                 4.4
Indiana                                                  2.5
Iowa                                                     1.1
Kansas                                                   0.6
Kentucky                                                 3.9
Maryland                                                 1.2
Massachusetts                                            1.6
Michigan                                                 1.4
Missouri                                                 1.4
Nevada                                                   2.1
New Hampshire                                            0.1
New Jersey                                               5.0
New Mexico                                               0.9
New York                                                14.7
North Carolina                                           2.0
North Dakota                                             0.3
Ohio                                                     3.1
Pennsylvania                                             2.1
Puerto Rico                                              1.8
South Carolina                                           1.4
Tennessee                                                1.4
Texas                                                    8.9
Utah                                                     1.4
Virginia                                                 1.9
Washington                                               3.9
West Virginia                                            0.6
Wisconsin                                                1.6
Joint exemption*                                        (0.9)
                                                         ---
Total                                                   98.8%
                                                        ====

---------

*   Joint exemption has been included in each geographic location.
+   Does not include open short futures contracts with an underlying face amount of $62,857,813 with unrealized appreciation of $406,945.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
         Securities Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: May 18, 2006
                                                   /s/ Ronald E. Robison
                                                   Ronald E. Robison
                                                   Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.       I have reviewed this report on Form N-Q of Morgan Stanley Tax-Exempt
         Securities Trust;

2.       Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.       Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.       The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a)      Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b)      Omitted;

         (c)      Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                  conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the
                  filing date of this report, based on such evaluation; and

         (d)      Disclosed in this report any change in the registrant's
                  internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has
                  materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                  reporting; and

5.       The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a)      All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                  reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b)      Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                  registrant's internal control over financial reporting.

Date: May 18, 2006
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       5